MORTGAGE NOTES RECEIVABLE (Tables)	9 Months Ended
Mar. 31, 2025
Receivables [Abstract]
SCHEDULE OF RESTATED BALANCE SHEET

Balance Sheet
	Balance Sheet at	Adoption of
	June 30, 2024	ASU 2020-06	Restated
	(Audited)	Adjustments	Balance Sheet
Convertible note payable - related party, net of discount	36,565	1,063,435	1,100,000
Total current liabilities	3,552,541	1,063,435	4,615,976

Total liabilities	3,735,190	1,063,435	4,798,625

Additional paid in capital	18,484,873	(1,100,000)	17,384,873
Accumulated deficit	(12,642,933)	36,565	(12,606,368)
Total stockholders’ equity	8,747,956	(1,063,435)	7,684,521
Total liabilities and stockholders’ equity	12,483,146	0	12,483,146
Income Statement
Interest Expense	47,565	36,565	11,000
Net loss	(7,093,476)	36,565	(7,056,911)